Discontinued operations - Profit or loss (Details) - TRY (₺) ₺ in Thousands	8 Months Ended	12 Months Ended
	Sep. 09, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued operations
Revenue		₺ 166,671,364	₺ 154,653,031	₺ 134,975,159
Cost of revenue		(125,542,614)	(121,881,722)	(117,929,921)
Gross profit		41,128,750	32,771,309	17,045,238
Selling and marketing expenses		(10,948,678)	(8,204,102)	(6,631,018)
Administrative expenses		(6,919,862)	(4,951,496)	(3,724,122)
Operating profit		19,912,495	11,279,690	4,264,042
Net finance costs / income		(796,920)	(4,982,603)	(323,947)
Profit before income tax		15,952,932	8,499,116	4,694,072
Total		₺ 12,427,963	2,843,793	1,216,203
Lifecell LLC, Global LLC, and Ukrtower
Discontinued operations
Revenue	₺ 7,397,469		11,170,614	11,436,893
Cost of revenue	(2,729,496)		(6,877,968)	(8,187,441)
Gross profit	4,667,973		4,292,646	3,249,452
Selling and marketing expenses	(428,437)		(640,822)	(642,087)
Administrative expenses	(272,194)		(367,032)	(373,746)
Other operating income/(expense), net	25,793		278,344	220,028
Operating profit	3,993,135		3,563,136	2,453,647
Net finance costs / income	(65,907)		(297,796)	(1,058,857)
Profit before income tax	3,927,228		3,265,340	1,394,790
Tax benefit/(expense)	(320,457)		(421,547)	(178,587)
Profit for the year from discontinued operations	3,606,771		2,843,793	1,216,203
Gain on sale of disposal of subsidiaries	8,821,192
Total	₺ 12,427,963		₺ 2,843,793	₺ 1,216,203